Debt - Summary of Detailed Information about Borrowings, Carrying Value of Company's Outstanding Debt (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 86,448	R$ 285,971	R$ 387,382
Current portion of long-term debt	32,218	106,577	75,956
Long-term debt, net of current portion	54,230	179,394	311,426
Secured borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	60,254	199,320	255,471
Nonconvertible notes - Debentures [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	25,454	84,202	122,284
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 740	R$ 2,449	5,161
Transfer of financial assets with recourse [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt			R$ 4,466